Common Stock and Stock-Based Compensation (Details)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
		May 15, 2025	Nov. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 13, 2025 USD ($) shares	Dec. 31, 2022 shares
Common Stock and Stock-Based Compensation [Line Items]
Common stock, shares authorized				500,000,000			500,000,000		500,000,000	18,858,216
Common stock per share (in Dollars per share) | $ / shares				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				2,061,779			2,061,779		1,714,792	166,793
Common stock, shares outstanding				2,061,779			2,061,779		1,714,792	166,793
Common stock, voting right for each share held									1
Sale of stock, authorized amount (in Dollars) | $											$ 1,500,000
Common stock, additional shares authorized											492,842
Proceeds from issuance of Common stock (in Dollars) | $							$ 515,000		$ 360,000
Transaction costs for common stock issuance (in Dollars) | $				$ 249,000
Options outstanding to purchase									309,351	26,899
Number of shares available for grant				285,341			285,341		34,934
Percent discount to stock purchase price		15.00%
Total unrecognized compensation costs (in Dollars) | $									$ 100,000	$ 100,000
Stock-based compensation expense (in Dollars) | $				$ 1,563,000		$ 97,000	$ 3,694,000	$ 195,000	$ 18,164,000	643,000
Purchase price of common stock, percent									100.00%
Stockholder equity ownership interest percentage, threshold									10.00%
Fair value of common stock, percentage									110.00%
Options vested in period, fair value (in Dollars) | $									$ 1,700,000	$ 600,000
Number of shares issued			3,750
Number of individuals			2
Plan modification, incremental cost (in Dollars) | $
Triton Warrants [Member]
Common Stock and Stock-Based Compensation [Line Items]
Number of securities called by warrants or rights											150,000
Equity Incentive Plan [Member]
Common Stock and Stock-Based Compensation [Line Items]
Options outstanding to purchase				377,134			377,134		309,351
Restricted Stock Units (RSUs) [Member]
Common Stock and Stock-Based Compensation [Line Items]
Options outstanding to purchase									44,520	55,891		31,037
Options unvested				61,250			61,250		44,520	55,891
Number of shares available for grant				285,341			285,341		34,934
Nonvested option, cost not yet recognized, amount							9 months 18 days		1 year 1 month 6 days
Stock-based compensation expense (in Dollars) | $				$ 1,400,000			$ 3,300,000		$ 17,000,000	$ 0
Recognized compensation expense (in Dollars) | $				$ 3,000,000			$ 3,000,000		$ 6,300,000
Expiration period									10 years
Service-Based Stock Options [Member]
Common Stock and Stock-Based Compensation [Line Items]
Options outstanding to purchase				192,714			192,714		148,879
Weighted-average grant date fair value per share, vested (in Dollars per share) | $ / shares							$ 7.15
Unrecognized stock-based compensation expense (in Dollars) | $				$ 1,200,000			$ 1,200,000		$ 1,300,000
Nonvested option, cost not yet recognized, amount							2 years 6 months		2 years 10 months 24 days
Options granted							70,859		282,528
Exercised
Vesting period									4 years
Aggregate intrinsic value of options exercised (in Dollars) | $
Performance Milestone-Based Stock Options [Member]
Common Stock and Stock-Based Compensation [Line Items]
Options outstanding to purchase				3,404			3,404		3,404
Options granted
Exercised
Total unrecognized compensation costs (in Dollars) | $				$ 0			$ 0
Expiration period									10 years
Aggregate intrinsic value of options exercised (in Dollars) | $
Stock Options [Member]
Common Stock and Stock-Based Compensation [Line Items]
Granted, weighted average grant date fair value (in Dollars per share) | $ / shares									$ 6.8
Triton Financing [Member]
Common Stock and Stock-Based Compensation [Line Items]
Transaction costs for common stock issuance (in Dollars) | $				$ 200,000
Common Stock [Member]
Common Stock and Stock-Based Compensation [Line Items]
Common stock, shares authorized									500,000,000	18,858,216
Common stock per share (in Dollars per share) | $ / shares									$ 0.0001
Common stock, shares issued										166,793
Common stock, shares outstanding									1,714,792
Common stock, additional shares authorized											342,842
Common Stock [Member]
Common Stock and Stock-Based Compensation [Line Items]
Common stock, voting right for each share held				1			1
Issuance of common stock	[1]				342,842
Transaction costs for common stock issuance (in Dollars) | $

[1]	See Note 8 - Common Stock and Stock-based Compensation for more information on the common stock purchase agreement